Acquisitions and Divestitures - Additional Information (Detail) - CAD ($)					3 Months Ended
	Jul. 31, 2019	Jun. 26, 2019	Apr. 30, 2019	Feb. 08, 2019	Jan. 31, 2020	Mar. 01, 2019
Disclosure of detailed information about business combination [line items]
Investment to purchase additional common shares	$ 20,000
Insurance and Banking Operations [member] | EL SALVADOR
Disclosure of detailed information about business combination [line items]
Expected after tax loss on sale of operations				$ (132,000,000)
Other smaller operating segments and corporate adjustments [member] | Puerto Rico and US Virgin Islands [member]
Disclosure of detailed information about business combination [line items]
Expected after tax loss on sale of operations		$ (402,000,000)
TMB and TBank (Merged Bank) [member]
Disclosure of detailed information about business combination [line items]
Percentage of controlling interest	6.00%
TMB and TBank (Merged Bank) [member] | Major business combination [member]
Disclosure of detailed information about business combination [line items]
Gain on sale of subsidiary after tax					$ 300,000,000
Common equity tier one capital ratio					0.25%
TBank subsidiaries [member] | Major business combination [member]
Disclosure of detailed information about business combination [line items]
Percentage of controlling interest					49.00%
Thanachart bank public company limited [member]
Disclosure of detailed information about business combination [line items]
Percentage of controlling interest	49.00%
Equity interests of acquirer	$ 3,450,000,000
Banco Dominicano del Progreso, Dominican Republic [member]
Disclosure of detailed information about business combination [line items]
Percentage of controlling interest						97.44%
Assets acquired	1,800,000,000
Liabilities assumed	1,400,000,000
Banco Cencosud, Peru [member]
Disclosure of detailed information about business combination [line items]
Percentage of controlling interest						51.00%
Assets acquired	400,000,000
Liabilities assumed	$ 300,000,000
Scotia Crecer AFP and Scotia Seguros [member] | Dominican Republic [member]
Disclosure of detailed information about business combination [line items]
Gain on sale of subsidiary after tax			$ 273,000,000